Derivative financial instruments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Derivative financial instruments
27	Derivative financial instruments

A significant portion of the Group’s net sales and costs are denominated in currencies other than the euro, in particular the U.S. dollar. The remaining costs of the Group are denominated principally in euros. Consequently, a significant portion of the Group’s revenue is exposed to fluctuations in the exchange rates between the euro and other currencies. The Group uses forward exchange contracts (known in Italy as domestic currency swaps) to reduce its exposure to the risks of short-term declines in the value of its foreign currency denominated revenue. The Group uses such derivative instruments to protect the value of its foreign currency denominated revenue, and not for speculative or trading purposes. Despite being entered into such domestic currency swaps with the intent to reduce the foreign currency exposure risk for trade receivables and expected sales, the Group’s derivative financial instruments do not qualify for being accounted for as hedging instruments according to IAS 39 and, also, to former applicable Italian GAAP. Therefore, the Company reflects the positive or negative changes in the fair value of those derivatives through profit or loss in the captions “Net exchange rate gains (losses)”.

The table below summarizes in euro equivalent the contractual amounts of forward exchange contracts used to hedge principally future cash flows from trade receivables and sale orders as at December 31, 2018, 2017 and January 1, 2017.

	31/12/18	31/12/17	01/01/17
U.S. dollars	14,528	21,979	26,670
Euro	11,407	10,226	13,925
British pounds	10,612	11,137	15,860
Japanese yen	2,318	1,692	2,117
Australian dollars	2,129	2,294	2,964
Canadian dollars	1,300	1,338	4,965
Danish kroner	1,086	713	618
Swedish kroner	265	248	421

Total	43,645	49,627	67,540

The following table presents information regarding the contract amount in euro equivalent amounts and the estimated fair value of all of the Group’s forward exchange contracts. Contracts with net unrealized gains are presented as ‘assets’ and contracts with net unrealized losses are presented as ‘liabilities’.

	31/12/18		31/12/17		01/01/17
	Contract amount	Unrealised gains (losses)	Contract amount	Unrealised gains (losses)	Contract amount	Unrealised gains (losses)

Assets	27,459	218	31,089	339	25,698	223
Liabilities	16,186	(320)	18,538	(267)	41,842	(1,293)

Total	43,645	(102)	49,627	72	67,540	(1,070)

At December 31, 2018 and 2017, the exchange derivative instruments contracts had a net unrealized expense of 102 and a net unrealized gain of 72, respectively. These amounts are recorded in net exchange rate gains (losses), in the consolidated statements of profit or loss (see note 35).